Note 14 Loans and advances to customers (Details) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans and receivables [Line Items]
Loans and advances to customers	[1]	€ 318,939	€ 311,147	€ 382,360
On demand [Member]
Loans and receivables [Line Items]
Loans and advances to customers		3,161	2,835	3,050
Credit card debt [Member]
Loans and receivables [Line Items]
Loans and advances to customers		14,030	13,093	16,354
Trade receivables [Member]
Loans and receivables [Line Items]
Loans and advances to customers		19,524	15,544	17,276
Lease receivables [member]
Loans and receivables [Line Items]
Loans and advances to customers		7,911	7,650	8,711
Reverse repurchase agreements [Member]
Loans and receivables [Line Items]
Loans and advances to customers		23	71	26
Other term loans [Member]
Loans and receivables [Line Items]
Loans and advances to customers		268,047	267,031	332,160
Advances that are not loans [Member]
Loans and receivables [Line Items]
Loans and advances to customers		€ 6,243	€ 4,924	€ 4,784

[1]	(*) The variation in 2020 corresponds mainly to the companies in the United States included in the USA Sale (see Notes 1.3, 3 and 21).